Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Operating taxes and levies recognized in the income statement

(in millions of euros)	2019	2018	2017
Territorial Economic Contribution, IFER and similar taxes	(758)	(820)	(817)
Spectrum fees	(329)	(309)	(304)
Levies on telecommunication services	(276)	(286)	(296)
Other operating taxes and levies	(465)	(425)	(429)
Total	(1,827)	(1,840)	(1,846)

Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Value added tax	996	953	958
Other operating taxes and levies	94	74	87
Operating taxes and levies – receivables	1,090	1,027	1,045
Value added tax	(649)	(647)	(616)
Territorial Economic Contribution, IFER and similar taxes	(90)	(94)	(100)
Spectrum fees	(22)	(29)	(40)
Levies on telecommunication services	(118)	(113)	(97)
Other operating taxes and levies	(408)	(439)	(409)
Operating taxes and levies – payables	(1,287)	(1,322)	(1,262)
Operating taxes and levies – net	(197)	(295)	(217)

Net operating taxes and levies (payable)

(in millions of euros)	2019	2018	2017
Net operating taxes and levies (payables) in the opening balance	(295)	(217)	(323)
Operating taxes and levies recognized in profit or loss	(1,827)	(1,840)	(1,846)
Operating taxes and levies paid	1,939	1,777	1,934
Changes in the scope of consolidation	3	(13)	—
Translation adjustment	(16)	(3)	21
Reclassifications and other items	(1)	1	(3)
Reclassifications to assets held for sale	—	—	—
Net operating taxes and levies (payables) in the closing balance	(197)	(295)	(217)

Income tax in profit and loss

(in millions of euros)	2019	2018	2017
Orange SA tax group	(875)	(702)	(564)
• Current tax	(559)	(595)	(391)
• Deferred tax	(316)	(107)	(173)
Spanish tax group	(123)	(164)	(55)
• Current tax	(84)	(65)	(46)
• Deferred tax	(39)	(99)	(9)
Africa & Middle East	(296)	(255)	(256)
• Current tax	(294)	(258)	(255)
• Deferred tax	(1)	3	(1)
United Kingdom	(66)	(66)	(57)
• Current tax	(66)	(66)	(57)
• Deferred tax	(0)	0	0
Other subsidiaries	(86)	(122)	(120)
• Current tax	(89)	(128)	(110)
• Deferred tax	3	6	(10)
Total Income tax	(1,447)	(1,309)	(1,052)
• Current tax	(1,093)	(1,112)	(859)
• Deferred tax	(354)	(197)	(193)

Effective income tax on continuing operations

(in millions of euros)	Note	2019	2018	2017
Profit before tax of continuing operations		4,673	3,467	3,063
Statutory tax rate in France		34.43%	34.43%	34.43%
Theoretical income tax		(1,609)	(1,194)	(1,055)
Reconciling items :
Exceptional surtax(1)		—	—	(78)
Impairment of goodwill (2)	7.1	(19)	(19)	(7)
Impairment of BT shares	12.7	(34)	(30)	(156)
Share of profits (losses) of associates and joint ventures		3	1	2
Adjustment of prior-year taxes		10	23	37
Recognition / (derecognition) of deferred tax assets		(36)	(151)	(27)
Difference in tax rates (3)		192	189	92
Change in applicable tax rates (4)		43	(84)	(50)
Other reconciling items (5)		3	(44)	190
Effective income tax		(1,447)	(1,309)	(1,052)
Effective tax rate		30.97%	37.75%	34.35%

(1)	Effect of the exceptional surtax put in place in France for 2017 which increased the corporate tax rate from 34.43% to 44.43%.
(2)	Reconciliation item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in "Difference in tax rates".
(3)	The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19%) and Spain (tax rate of 25%).
(4)	Takes into account the remeasurement of the deferred tax due to change of tax rate in tax legislation. It also takes into account the impact of the fact that some deferred tax are booked with a different tax rate than the on-going one.
(5)	Notably includes the non-deductible interests in France, respectively an income tax expense of 78 and 80 million euros in 2018 and 2017.

Includes the tax income of 304 million euros resulting from the dispute over the 3% tax on dividends in 2017.

Corporate income tax on other comprehensive income

(in millions of euros)	2019		2018		2017
	Gross	Deferred	Gross	Deferred	Gross	Deferred
	amount	tax	amount	tax	amount	tax
Actuarial gains and losses on post-employment benefits (1)	(109)	30	45	(6)	16	(23)
Assets available for sale	—	—	—	—	23	—
Assets at fair value	(16)	—	(30)	—	—	—
Cash flow hedges	144	(47)	(67)	18	49	(20)
Translation adjustment	78	—	(7)	—	(176)	26
Other comprehensive income of associates and joint ventures	—	—	—	—	(9)	—
Total presented in other comprehensive income	97	(17)	(59)	12	(97)	(17)

(1)	In 2017, the deferred tax includes the remeasurement of the deferred tax in France.

Tax position in the statement of financial position

(in millions of euros)	December 31, 2019			December 31, 2018			December 31, 2017
	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net	Assets	Liabi-lities	Net
Orange SA tax group
• Current tax	—	385	(385)	—	438	(438)	—	288	(288)
• Deferred tax (1)	633	—	633	977	—	977	1,059	—	1,059
Spanish tax group
• Current tax	—	32	(32)	—	4	(4)	53	—	53
• Deferred tax (2)	11	—	11	50	—	50	149	—	149
Africa & Middle East
• Current tax	43	212	(168)	32	182	(150)	25	189	(164)
• Deferred tax	92	55	37	84	42	42	99	54	45
United Kingdom
• Current tax	—	30	(30)	—	34	(34)	—	22	(22)
• Deferred tax (3)	1	539	(538)	—	531	(531)	—	531	(531)
Other subsidiaries
• Current tax	76	90	(14)	87	97	(10)	54	97	(43)
• Deferred tax	255	108	147	255	58	197	279	70	209
Total
• Current tax	120	748	(629)	119	755	(636)	132	596	(464)
• Deferred tax	992	703	289	1,366	631	735	1,586	655	931

(1)	Mainly includes deferred tax assets on employee benefits.
(2)	The recognized deferred tax assets are partially offset by the deferred tax liabilities on the goodwill which is tax deductible.
(3)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2019	2018	2017
Net current tax assets / (liabilities) in the opening balance	(636)	(464)	(168)
Cash tax payments (1)	1,079	928	583
Change in income statement (2)	(1,093)	(1,116)	(859)
Change in other comprehensive income	—	—	—
Change in retained earnings (3)	48	—	(11)
Changes in the scope of consolidation	(1)	19	0
Translation adjustment	(1)	(3)	5
Reclassification and other items	(24)	(0)	(14)
Reclassification to assets held for sale	—	—	—
Net current tax assets / (liabilities) in the closing balance	(629)	(636)	(464)

(1)	Includes in 2017 the reimbursement of 304 million euros due to the dispute of the 3% tax on dividends.
(2)	Of which 0 million euros in consolidated net income of discontinued operations in 2019 (4) million euros in 2018 and 0 million euros in 2017).
(3)	Mainly corresponds to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Change in net deferred tax

(in millions of euros)	2019	2018	2017
Net deferred tax assets in the opening balance	735	931	1,141
Change in income statement (1)	(354)	(197)	(210)
Change in other comprehensive income	(17)	12	(17)
Change in retained earnings (2)	4	—	(8)
Change in the scope of consolidation	(76)	(10)	0
Translation adjustment	0	(7)	11
Reclassification and other items	(3)	6	14
Reclassification to assets held for sale	—	—	—
Net deferred tax assets in the closing balance	289	735	931

(1)	Of which 0 million euros in consolidated net income of discontinued operations in 2019 (0 million euros in 2018 and (17) million euros in 2017).
(2)	Mainly corresponds in 2017 to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Deferred tax assets and liabilities by type

(in millions of euros)	December 31, 2019			December 31, 2018			December 31, 2017
			Income			Income			Income
	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment	Assets	Liabilities	state-ment
Provisions for employee benefit obligations	704	—	(169)	833	—	(25)	842	—	(132)
Fixed assets	614	1,216	(68)	721	1,123	(26)	790	1,139	(38)
Tax losses carryforward	3,895	—	8	3,914	—	(105)	4,011	—	(456)
Other temporary differences	2,700	2,746	(83)	1,245	1,146	(42)	1,538	1,407	(34)
Deferred tax	7,913	3,963	(313)	6,713	2,269	(198)	7,181	2,546	(660)
Depreciation of deferred tax assets	(3,661)	—	(41)	(3,709)	—	1	(3,704)	—	450
Netting	(3,260)	(3,260)	—	(1,638)	(1,638)	—	(1,891)	(1,891)	—
Total	992	703	(354)	1,366	631	(197)	1,586	655	(210)